Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2026
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

	Land and buildings £m	Plant and machinery £m	Assets in the course of construction £m	Motor vehicles and office equipment £m	Total £m
Cost at 1 April 2024	4,210	74,551	7,022	1,350	87,133
Exchange adjustments	(55)	(965)	(91)	(21)	(1,132)
Additions[1]	60	1,172	7,529	220	8,981
Disposals	(59)	(387)	(9)	(239)	(694)
Adjustment for change in discount rate on decommissioning provisions (note 26)	—	7	—	—	7
Reclassifications[2]	198	4,583	(4,876)	83	(12)
Reclassification to held for sale (note 10)	(110)	(1,195)	(502)	(19)	(1,826)
Cost at 1 April 2025	4,244	77,766	9,073	1,374	92,457
Exchange adjustments	(55)	(934)	(91)	(20)	(1,100)
Additions[1]	108	1,362	8,696	259	10,425
Disposals	(47)	(363)	(28)	(164)	(602)
Adjustment for change in discount rate on decommissioning provisions (note 26)	(22)	(66)	—	—	(88)
Reclassifications[2]	192	5,607	(5,834)	84	49
Cost at 31 March 2026	4,420	83,372	11,816	1,533	101,141
Accumulated depreciation at 1 April 2024	(758)	(16,730)	(67)	(671)	(18,226)
Exchange adjustments	12	200	—	11	223
Depreciation charge for the year[3]	(93)	(1,632)	4	(203)	(1,924)
Disposals	49	387	9	236	681
Reclassifications[2]	(32)	33	3	(5)	(1)
Reclassification to held for sale (note 10)	51	817	—	13	881
Accumulated depreciation at 1 April 2025	(771)	(16,925)	(51)	(619)	(18,366)
Exchange adjustments	12	197	—	11	220
Depreciation charge for the year[3]	(96)	(1,665)	2	(230)	(1,989)
Disposals	29	361	1	163	554
Reclassifications[2]	18	(44)	(16)	2	(40)
Accumulated depreciation at 31 March 2026	(808)	(18,076)	(64)	(673)	(19,621)
Net book value at 31 March 2026	3,612	65,296	11,752	860	81,520
Net book value at 31 March 2025	3,473	60,841	9,022	755	74,091
1.Additions include right-of-use assets recognised during the year.
2.Represents amounts transferred between categories, (to)/from other intangible assets (see note 12), (to)/from inventories.
3.Depreciation of assets in the course of construction relates to impairment provision adjustments.

		Years
	UK	US	Weighted average remaining UEL
Freehold and leasehold buildings	up to 65	up to 100	43
Plant and machinery:
Electricity transmission plant and wires	up to 100	10 to 85	32
Electricity distribution plant	14 to 99	5 to 85	46
Electricity generation plant	n/a	15 to 93	8
Interconnector plant and other	5 to 70	5 to 54	25
Gas plant – mains, services and regulating equipment	n/a	20 to 95	54
Gas plant – storage	n/a	20 to 60	24
Gas plant – meters	n/a	14 to 45	26
Motor vehicles and office equipment	up to 30	up to 34	3

	Increase in depreciation expense for the year ended 31 March 2026		Increase in depreciation expense for the year ended 31 March 2025
	New York £m	New England £m	New York £m	New England £m
UELs limited to 2050	277	90	235	78
UELs limited to 2060	130	37	110	32
UELs limited to 2070	64	11	54	9

Disclosure of detailed information about right-of-use assets	The table that follows shows the movements in the net book value of right-of-use assets included within property, plant and equipment at 31 March 2026 and 31 March 2025, split by category. The associated lease liabilities are disclosed in note 21.

	Land and buildings £m	Plant and machinery £m	Assets in the course of construction £m	Motor vehicles and office equipment £m	Total £m
Net book value at 1 April 2024	293	128	—	307	728
Exchange adjustments	(6)	(2)	—	(7)	(15)
Additions	39	2	—	159	200
Reclassification to held for sale (note 10)	(2)	(15)	—	—	(17)
Disposals	—	—	—	(3)	(3)
Depreciation charge for the year	(21)	(12)	—	(87)	(120)
Net book value at 31 March 2025	303	101	—	369	773
Exchange adjustments	(6)	(2)	—	(6)	(14)
Additions	23	—	—	199	222
Disposals	(11)	—	—	(2)	(13)
Depreciation charge for the year	(24)	(6)	—	(102)	(132)
Net book value at 31 March 2026	285	93	—	458	836
The following balances have been included in the income statement for the years ended 31 March 2026 and 31 March 2025 in respect of right-of-use assets:

	2026	2025
	£m	£m
Included within net finance income and costs:
Interest expense on lease liabilities	(41)	(40)
Included within revenue:
Lease income[1]	385	406
Included within operating expenses:
Expense relating to short-term and low-value leases	(27)	(24)
1.Included within lease income is £364 million (2025: £384 million) of variable lease payments, the majority of which relates to the power supply arrangement entered into with LIPA (see note 3).